Document and Entity Information	Jul. 29, 2020
Cover [Abstract]
Entity Registrant Name	CRACKER BARREL OLD COUNTRY STORE, INC
Amendment Flag	true
Entity Central Index Key	0001067294
Document Type	8-K/A
Document Period End Date	Jul. 29, 2020
Entity Incorporation State Country Code	TN
Entity File Number	001-25225
Entity Tax Identification Number	62-0812904
Entity Address, Address Line One	305 Hartmann Drive
Entity Address, City or Town	Lebanon
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37087
City Area Code	(615)
Local Phone Number	444-5533
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock (Par Value $0.01) Rights to Purchase Series A Junior Participating Preferred Stock (Par Value $0.01)
Trading Symbol	CBRL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On August 3, 2020, Cracker Barrel Old Country Store, Inc., a Tennessee corporation (the “Company”), filed a Current Report on Form 8-K (the “Original Form 8-K”) with the Securities and Exchange Commission to report that, on July 29, 2020, the Company closed a transaction whereby it assigned its right to repurchase 64 properties at which the Company operates stores (the “64 Properties”) to certain affiliates of Oak Street Real Estate Capital, LLC (“Oak Street”). The Company also reported that it had entered into a Master Lease Agreement (the “Master Lease”), effective July 29, 2020, by and between the Company and Oak Street in respect of the 64 Properties. Additionally, in the Original Form 8-K the Company reported that, on July 29, 2020, the Company and Oak Street entered into the First Amendment to Agreement for Purchase and Sale of Real Property (the “Sale Agreement”), pursuant to which the Company agreed to sell an additional 62 of the Company’s properties (the “62 Additional Properties”) to Oak Street in a sale and leaseback transaction (the “Sale and Leaseback”).